Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories were as follows:

	December 31,	December 31,
	2012	2011
	(Millions)
Natural gas	$22	$26
NGLs	54	64

Total inventories	$76	$90

We recognize lower of cost or market adjustments when the carrying value of our inventories exceeds their estimated market value. These non-cash charges are a component of purchases of natural gas, propane and NGLs in the consolidated statements of operations. We recognized $19 million and $6 million in lower of cost or market adjustments during the year ended December 31, 2012 and 2011, respectively.